Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GPS Funds II
Entity Central Index Key	0001504079
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Growth Allocation Fund
Class Name	Service Shares
Trading Symbol	GPSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Growth Allocation Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$34	0.64%
[1]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
Net Assets	$ 1,391,062,119
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$1,391,062,119
Number of Holdings	26
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	17.6%
Vanguard S&P 500 ETF	15.6%
Schwab U.S. Large-Cap ETF	11.7%
Vanguard FTSE Developed Markets ETF	9.4%
iShares Core S&P Small-Cap ETF	6.5%
Schwab U.S. Large-Cap Growth ETF	6.3%
American Funds - The Growth Fund of America	6.2%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares MSCI ACWI ETF	4.1%
Vanguard Russell 1000 Growth ETF	3.8%

Industry	(%)
Domestic Equity Funds	73.3%
International Equity Funds	17.2%
Emerging Market Equity Funds	5.9%
Real Estate Funds	2.5%
Cash & Other	1.1%

Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Conservative Allocation Fund
Class Name	Service Shares
Trading Symbol	GPTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Conservative Allocation Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$27	0.52%
[2]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Material Change Date	Aug. 01, 2024
Net Assets	$ 566,657,938
Holdings Count | $ / shares	45
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$566,657,938
Number of Holdings	45
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	22.3%
WisdomTree Floating Rate Treasury Fund	8.2%
Vanguard High-Yield Corporate Fund	7.2%
Vanguard S&P 500 ETF	6.8%
American Funds - Capital Income Builder, Inc.	3.8%
American Funds - The Income Fund of America	3.8%
iShares Core Aggressive Allocation ETF	3.7%
American Funds - The Bond Fund of America	3.7%
American Funds Multi-Sector Income Fund	3.7%
iShares Core U.S. Aggregate Bond ETF	3.7%

Industry	(%)
Domestic Fixed Income Funds	44.6%
Domestic Equity Funds	25.5%
Hybrid Funds	14.5%
International Equity Funds	7.3%
Emerging Markets Fixed Income Funds	2.0%
Alternative Funds	1.7%
Emerging Market Equity Funds	1.5%
Real Estate Funds	1.1%
International Fixed Income Funds	0.6%
Cash & Other	1.2%

Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective August 1, 2024, the Fund’s expense cap was changed from 0.45% to 0.75%.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Tactical Allocation Fund
Class Name	Service Shares
Trading Symbol	GPTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Tactical Allocation Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$40	0.76%
[3]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 665,849,774
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	178.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$665,849,774
Number of Holdings	35
Portfolio Turnover	178%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares Core S&P 500 ETF	23.8%
Mount Vernon Liquid Assets Portfolio, LLC	5.3%
Microsoft Corp.	4.6%
Apple, Inc.	4.5%
Hartford Financial Services Group, Inc.	3.7%
Aflac, Inc.	3.7%
NVIDIA Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.4%
Vistra Corp.	3.2%
Sprouts Farmers Market, Inc.	3.2%

Top Sectors	(%)**
Financials	14.7%
Information Technology	12.5%
Consumer Discretionary	9.3%
Health Care	8.1%
Consumer Staples	7.5%
Utilities	6.1%
Communication Services	5.5%
Industrials	4.0%
Energy	1.8%
Cash & Other	30.5%
[4]
Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Absolute Return Allocation Fund
Class Name	Service Shares
Trading Symbol	GPARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Absolute Return Allocation Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$31	0.60%
[5]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Material Change Date	Aug. 01, 2024
Net Assets	$ 212,582,547
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$212,582,547
Number of Holdings	21
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Issuers	(%)
Schwab Short-Term U.S. Treasury ETF	12.0%
Mount Vernon Liquid Assets Portfolio, LLC	9.9%
DoubleLine Total Return Bond Fund	9.9%
Vanguard High-Yield Corporate Fund	9.0%
SPDR Bloomberg Investment Grade Floating Rate ETF	9.0%
Vanguard Mortgage-Backed Securities ETF	9.0%
BlackRock Low Duration Bond Portfolio	7.2%
DoubleLine Low Duration Bond Fund	7.2%
iShares High Yield Systematic Bond ETF	5.0%
ProShares Investment Grade-Interest Rate Hedged ETF	4.8%

Industry	(%)
Domestic Fixed Income Funds	85.3%
Alternative Funds	4.8%
Opportunistic Fixed Income Funds	3.6%
Emerging Markets Fixed Income Funds	2.5%
Domestic Equity	2.5%
Cash & Other	1.3%

Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective August 1, 2024, the Fund’s expense cap was changed from 0.55% to 0.69%.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Multi-Asset Income Allocation Fund
Class Name	Service Shares
Trading Symbol	GPMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Multi-Asset Income Allocation Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$38	0.73%
[6]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 105,604,505
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$105,604,505
Number of Holdings	38
Portfolio Turnover	30%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	29.8%
Schwab U.S. Dividend Equity ETF	10.5%
Vanguard High-Yield Corporate Fund	6.5%
iShares International Select Dividend ETF	6.3%
WisdomTree Floating Rate Treasury Fund	6.0%
iShares 0-5 Year High Yield Corporate Bond ETF	5.9%
Loomis Sayles Global Allocation Fund	5.0%
Vanguard High Dividend Yield ETF	4.6%
iShares Emerging Markets Dividend ETF	4.6%
Vanguard International High Dividend Yield ETF	3.8%

Industry	(%)
Domestic Fixed Income Funds	33.9%
Domestic Equity Funds	33.0%
International Equity Funds	14.9%
Multi-Asset Funds	5.0%
Emerging Market Equity Funds	4.6%
Real Estate Funds	2.8%
International Fixed Income Funds	2.2%
Emerging Markets Fixed Income Funds	1.5%
Opportunistic Fixed Income Funds	0.7%
Cash & Other	1.4%

Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Flexible Income Allocation Fund
Class Name	Service Shares
Trading Symbol	GPIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Flexible Income Allocation Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$28	0.54%
[7]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Material Change Date	Aug. 01, 2024
Net Assets	$ 279,232,369
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$279,232,369
Number of Holdings	22
Portfolio Turnover	44%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	25.3%
Vanguard High-Yield Corporate Fund	14.9%
Vanguard Long-Term Treasury ETF	13.1%
Stone Ridge Diversified Alternatives Fund	9.9%
Xtrackers USD High Yield Corporate Bond ETF	7.8%
iShares Broad USD High Yield Corporate Bond ETF	7.8%
SPDR Bloomberg High Yield Bond ETF	6.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.8%
Vanguard Emerging Markets Government Bond ETF	4.8%
iShares Convertible Bond ETF	4.7%

Industry	(%)
Domestic Fixed Income Funds	66.5%
Alternative Funds	15.4%
Opportunistic Fixed Income Funds	9.2%
Emerging Markets Fixed Income Funds	4.8%
Domestic Equity Funds	1.3%
Cash & Other	2.8%

Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective August 1, 2024, the Fund’s expense cap was changed from 0.50% to 0.80%.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Managed Futures Strategy Fund
Class Name	Service Shares
Trading Symbol	GPMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Managed Futures Strategy Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$74	1.54%
[8]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.54%
Net Assets	$ 258,834,296
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$258,834,296
Number of Holdings	135
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	27.8%
JPMorgan US Government Money Market Fund	7.8%
BNP Paribas	7.0%
Sumitomo Mitsui Banking Corp.	6.2%
Toronto Dominion Bank	4.3%
Bank of Nova Scotia	4.1%
Skandinaviska Enskilda Banken	3.9%
Svenska Handelsbanken	3.9%
Royal Bank of Canada	3.9%
Canadian Imperial Bank of Commerce	3.7%

Security Type	(%)
Certificates of Deposit	57.0%
U.S. Treasury Bills	27.8%
Money Market Funds	7.8%
Futures Contracts	1.5%
Forwards	0.2%
Cash & Other	5.7%

Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Institutional Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Conservative Income Fund
Class Name	GuidePath Conservative Income Fund
Trading Symbol	GPICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Conservative Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Conservative Income Fund	$33	0.64%
[9]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 21,735,797
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$21,735,797
Number of Holdings	9
Portfolio Turnover	99%

Holdings [Text Block]

Top 10 Issuers	(%)
JPMorgan US Government Money Market Fund	60.1%
iShares 0-5 Year Investment Grade Corporate Bond ETF	15.2%
United States Treasury Notes	9.1%
Mount Vernon Liquid Assets Portfolio, LLC	8.8%
Schwab Short-Term U.S. Treasury ETF	6.0%
iShares 0-5 Year High Yield Corporate Bond ETF	4.6%
Invesco Senior Loan ETF	4.5%

Industry	(%)
Domestic Fixed Income Funds	30.3%
Public Finance Activities	9.1%
Cash & Other	60.6%

Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Institutional Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Income Fund
Class Name	GuidePath Income Fund
Trading Symbol	GPINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Income Fund	$34	0.66%
[10]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 96,017,256
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$96,017,256
Number of Holdings	7
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares 5-10 Year Investment Grade Corporate Bond ETF	29.2%
iShares Core U.S. Aggregate Bond ETF	24.9%
SPDR Bloomberg High Yield Bond ETF	19.3%
VanEck Emerging Markets High Yield Bond ETF	15.1%
Mount Vernon Liquid Assets Portfolio, LLC	8.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	8.9%
JPMorgan US Government Money Market Fund	2.9%

Industry	(%)
Domestic Fixed Income Funds	88.5%
Emerging Markets Fixed Income Funds	8.9%
Cash & Other	2.6%

Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Institutional Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Growth and Income Fund
Class Name	GuidePath Growth and Income Fund
Trading Symbol	GPIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GuidePath Growth and Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Growth and Income Fund	$43	0.83%
[11]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 101,413,401
Holdings Count | $ / shares	83
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$101,413,401
Number of Holdings	83
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
Schwab U.S. Large-Cap ETF	48.8%
Mount Vernon Liquid Assets Portfolio, LLC	11.6%
Broadcom, Inc.	1.9%
Exxon Mobil Corp.	1.8%
Coca-Cola Co.	1.7%
Procter & Gamble Co.	1.7%
Home Depot, Inc.	1.6%
Texas Instruments, Inc.	1.5%
Johnson & Johnson	1.5%
PepsiCo, Inc.	1.4%

Top Sectors	(%)**
Consumer Staples	8.7%
Information Technology	8.5%
Industrials	7.9%
Health Care	5.6%
Financials	5.3%
Energy	4.9%
Consumer Discretionary	4.3%
Utilities	1.9%
Communication Services	1.9%
Cash & Other	51.0%
[12]
Material Fund Change [Text Block]
Other Material Fund Changes:
The previously disclosed sale of AssetMark Financial Holdings, Inc. (the “Transaction”), resulting in the change in control of the Fund’s investment adviser, AssetMark, Inc., closed on September 5, 2024. As a result of the Transaction, AssetMark, Inc. is now wholly-owned by GTCR Everest Borrower, LLC, an affiliate of private equity firm GTCR, LLC.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds

[1]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[2]
*	Expense ratio is annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[4]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Expense ratio is annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[7]
*	Expense ratio is annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Expense ratio is annualized.

[9]
*	Expense ratio is annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[11]
*	Expense ratio is annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.